Acquisitions	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions
Acquisitions

The following table contains the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for all acquisitions during the periods presented, and any additional consideration paid for prior years’ acquisitions. The majority of the goodwill included in the table below is expected to provide an income tax benefit.

	2013	2012	2011
Accounts receivable	$12.7	$11.5	$1.5
Inventory	15.0	21.1	1.8
Property, plant and equipment	16.1	15.7	1.1
Goodwill (See Note E)	6.1	60.2	1.9
Other intangible assets (See Note E)	12.3	109.8	—
Other current and long-term assets	.4	10.2	—
Current liabilities	(19.5)	(7.6)	(1.2)
Long-term liabilities	(6.4)	(9.5)	(.4)
Additional consideration for prior years’ acquisitions	—	.2	1.9
Fair value of net identifiable assets	36.7	211.6	6.6
Less: Bargain purchase gain	8.8	—	—
Net cash consideration	$27.9	$211.6	$6.6

The following table summarizes acquisitions for the periods presented.

Year Ended	Number of Acquisitions	Segment	Product/Service
December 31, 2013	4	Residential Furnishings (1); Industrial Materials (2); Specialized Products (1)	Geotextile products; Tubing for the aerospace industry (2); Innerspring unit wire-forming machines
December 31, 2012	5	Residential Furnishings (2); Industrial Materials (3)	Gel components; Warehouse/distribution services; Tubing for the aerospace industry; Wire partitions; Tube fabrication
December 31, 2011	2	Residential Furnishings	Furniture hardware and Geo textiles

We are finalizing all of the information required to complete the purchase price allocations related to the most recent acquisitions and do not anticipate any material modifications.

In 2013 we expanded our Aerospace Products business unit with the acquisition of two companies:

The first was a UK-based business that extended our capability in aerospace tube fabrication. This business was acquired for a purchase price of $11.7, and $6.1 of goodwill was recorded related to this acquisition. Factors that contributed to a purchase price resulting in the recognition of goodwill included its international presence and complimentary fit with our Aerospace Products business unit. The second was a French-based company that added small-diameter, high-pressure seamless tubing to our product portfolio for a cash purchase price of $14.5. This business was acquired at a price less than fair value of the net identifiable assets, and we recorded an $8.8 non-taxable bargain purchase gain. The bargain purchase gain is reported in the "Other (income) expense, net" line of our income statement. Prior to recognizing a bargain purchase gain, we reassessed whether all assets acquired and liabilities assumed had been correctly identified, the key valuation assumptions and business combination accounting procedures for this acquisition. After careful consideration and review, we concluded that the recognition of a bargain purchase gain was appropriate for this acquisition. Factors that contributed to the bargain purchase price were:

• The transaction was completed with a motivated seller that desired to restructure its operations in order to focus on its core competencies and exit non-core businesses that no longer fit its    strategy in an expedient manner.

• We were able to complete the acquisition with a cash payment and without a financial contingency in an expedient manner, which was a key attribute for the seller. The relatively small size of the transaction for us, the lack of required third-party financing and our expertise in completing similar transactions in the past gave the seller confidence that we could complete the transaction quickly and without difficultly.

• Because the seller of this business will continue to purchase these products in the future it was important to the seller that the acquiring company was a financially sound, integrated manufacturer that could provide a stable supply of high quality product for many years into the future. Due to the unique nature of the products and limited number of potential buyers for this business, the seller found it advantageous to accept our purchase price based upon our demonstrated ability to operate similar businesses, and financial strength that will enable us to be a long-term supplier of quality products into the future.

During the first quarter 2012, we acquired Western Pneumatic Tube Holding, LLC (Western) for a cash purchase price of $188.2 forming the Aerospace Products business unit within the Tubing Group. Western is a leading provider of integral components for critical aircraft systems, and specializes in fabricating thin-walled, large diameter, welded tubing and specialty formed products from titanium, nickel and other specialty materials for leading aerospace suppliers and OEMs. Factors that contributed to a purchase price resulting in the recognition of goodwill included Western's competitive position, and its fit with our strategy to seek businesses with secure, leading positions in growing, profitable, attractive markets.

The results of operations of the above acquired companies have been included in the consolidated financial statements since the dates of acquisition. The unaudited pro forma consolidated net sales, net earnings and earnings per share as though the 2013 and 2012 acquisitions had occurred on January 1 of each year presented are not materially different from the amounts reflected in the accompanying financial statements. However, Western's activity is incremental to the Industrial Materials segment.

Certain of our acquisition agreements provide for additional consideration to be paid in cash, at a later date and, are recorded as a liability at the acquisition date. At December 31, 2013, there was no substantial remaining consideration payable.

In addition, in 2012, we invested $22.4 to acquire an interest in an unconsolidated entity related to a potential acquisition. We had no contractual right or obligation to make any additional investment and liquidated our position in the 3rd quarter of 2013 for $21.2, plus $1.8 in interest.

We also increased our ownership portion to 100% for the following businesses that were previously not wholly owned:

	Year Ended December 31
	2013	2012	2011
Cash outlay associated with acquisition of noncontrolling interest - Specialized Products	$—	$—	$13.6